Share capital - Authorized share capital (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A common shares
Common Share capital
Shares issued (in shares)			149,000,000
Class B common shares
Common Share capital
Shares issued (in shares)	200,000,000	200,000,000	82,000,000
Class C common shares
Common Share capital
Shares issued (in shares)			4,000,000
Class D common shares
Common Share capital
Shares issued (in shares)			3,000,000
Class E common shares
Common Share capital
Shares issued (in shares)	67,000,000	66,000,000	7,000,000